Leases - Summary of future minimum lease payments under non-cancellable operating lease agreements (Detail)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
2021	¥ 39,752,994
2022	12,610,408
2023	4,498,810
2024 and thereafter	254,800
Total undiscounted cash flows	57,117,012
Less: imputed interest	3,884,291
Total	53,232,721
Lease liabilities due within one year	36,280,773	$ 5,560,272
Lease liabilities due after one year	¥ 16,951,948	$ 2,598,000
2020			¥ 45,023,403
2021			26,297,961
2022			11,451,395
2023			1,297,103
2024 and thereafter			¥ 0